Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Previously Reported	Adoption of New Accounting Standard	Member's Capital	Member's Capital Previously Reported	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Previously Reported	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Previously Reported	Retained Earnings (Accumulated Deficit) Adoption of New Accounting Standard	Common Stock	Additional Paid-In Capital	Parent	Noncontrolling Interest
Balance at Feb. 28, 2018	$ 320,130			$ 409,741		$ 1,726		$ (91,337)
Investment by member	85			85
Net assets contributed by member	9,394			9,394
Repurchase of membership units	(1,564)			(1,564)
Unit-based compensation expense	8,166			8,166
Net loss and comprehensive loss	(32,968)					(2,850)		(30,118)
Comprehensive income	(2,850)
Net income (loss)	(30,118)
Balance at Feb. 28, 2019	307,566	$ 303,243	$ 4,323	425,822	$ 425,822	(1,124)	$ (1,124)	(117,132)	$ (121,455)	$ 4,323
Investment by member	63			63
Repurchase of membership units	(115)			(115)
Unit-based compensation expense	8,222			8,222
Net loss and comprehensive loss	(101,144)					226		(101,370)
Comprehensive income	226
Net income (loss)	(101,370)
Balance at Feb. 29, 2020	214,592			433,992		(898)		(218,502)
Balance at Feb. 29, 2020	214,592
Investment by member	1,788			1,788
Unit-based compensation expense	2,046			2,046
Net loss and comprehensive loss	(24,043)
Comprehensive income	(291)					(291)
Net income (loss)	(23,752)							(23,752)
Balance at May. 31, 2020	194,383			437,826		(1,189)		(242,254)
Balance at Feb. 29, 2020	214,592			433,992		(898)		(218,502)
Investment by member	3,501			3,501
Unit-based compensation expense	7,277			7,277
Net loss and comprehensive loss	(47,940)					(10)		(47,930)
Comprehensive income	(10)
Net income (loss)	(47,930)
Balance at Feb. 03, 2021	177,430			$ 444,770		(908)		(266,432)
Balance at Feb. 29, 2020	214,592
Balance at Feb. 03, 2021	2,429,113										$ 19	$ 2,038,206	$ 2,038,225	$ 390,888
Net loss and comprehensive loss	15,245
Share-based compensation expense	33,000											33,000	33,000
Comprehensive income	2,388					2,388							2,388
Net income (loss)	12,857							10,800					10,800	2,057
Balance at Feb. 28, 2021	2,477,358					2,388		10,800			19	2,071,206	2,084,413	392,945
Net loss and comprehensive loss	(167,880)
Share-based compensation expense	2,043											2,043	2,043
Comprehensive income	1,475					1,475							1,475
Net income (loss)	(169,355)							(142,258)					(142,258)	(27,097)
Balance at May. 31, 2021	$ 2,311,521					$ 3,863		$ (131,458)			$ 19	$ 2,073,249	$ 1,945,673	$ 365,848